DEFERRED CHARGES AND OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred turnaround costs, net	$ 302,919	$ 177,236
Catalyst	114,788	77,725
Linefill	19,485	13,504
Restricted cash	0	1,500
Intangible assets, net	577	219
Other	14,598	9,700
Deferred charges and other assets	504,003	290,713
Amortization expense	105,547	102,636	$ 65,452
Intangible Assets, Net [Abstract]
Gross amount	3,996	3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	577	219
Deferred financing costs, net	25,277	32,217
Environmental Credits	$ 51,636	$ 10,829